Stock-Based Compensation Plans - Summary of Restricted Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 45.54
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 1 month 6 days
Vested or expected to vest, aggregate intrinsic value	$ 45.7
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units Outstanding (in shares), Beginning	410,980	432,195
Weighted-Average Grant Date Fair Value, PSU (in dollars per share), Beginning	$ 29.17	$ 19.98
Weighted-Average Remaining Contractual, PSU (Year)	4 years 8 months 12 days	5 years	4 years 8 months 12 days
Aggregate Intrinsic Value, PSU	$ 35.2	$ 30.3	$ 25.2
Number of PSUs Granted (in shares)	63,651	50,099
PSUs Granted, Weighted-Average Granted Date Fair Value (in dollars per share)	$ 61.53	$ 65.33
Exercised (in shares)		(71,314)
Exercised (in dollars per share)		$ 7.14
Number of Units Outstanding (in shares), Ending	474,631	410,980	432,195
Weighted-Average Grant Date Fair Value, PSU (in dollars per share), Ending	$ 32.44	$ 29.17	$ 19.98
Vested or expected to vest, RSU (in shares)	474,631
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 32.44
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 8 months 12 days
Vested or expected to vest, aggregate intrinsic value	$ 35.2
Exercisable, number of units (in shares)	415,496
Exercisable, PSU weighted-average granted date fair value (in dollars per share)	$ 28.26
Exercisable, Weighted-Average Remaining Contractual, PSU (Year)	4 years 1 month 6 days
Exercisable, Aggregate Intrinsic Value, PSU	$ 30.8